Related Parties (Tables)	9 Months Ended
Sep. 30, 2022
Related Parties [Abstract]
Schedule of balances and related party transactions
	Assets balance				Liabilities balance				Transactions
	Clients		Other assets		Suppliers		Other liabilities		Revenue (expenses)
	As of September 30, 2022	As of December 31, 2021	As of September 30, 2022	As of December 31, 2021	As of September 30, 2022	As of December 31, 2021	As of September 30, 2022	As of December 31, 2021	For the nine-month period ended September 30, 2022	For the nine-month period ended September 30, 2021
Controlling shareholder
Wilkes Participações S.A.	-	-	-	-	-	-	2	2	(7)	(4)
Euris	-	-	-	-	-	-	1	1	(2)	(1)
Casino Guichard Perrachon	-	13	-	-	-	-	-	-	(39)	(37)
	-	13	-	-	-	-	3	3	(48)	(42)
Other related parties
GPA (i)	13	18	249	100	12	8	1,419	365	(298)	(104)
Compre Bem	-	-	-	-	-	-	-	-	-	(1)
Greenyellow	-	-	-	-	-	-	-	-	(25)	(21)
Joint venture
Financeira Itaú CBD S.A. Crédito, Financiamento e Investimento (“FIC”)	92	24	15	14	13	14	-	-	18	10
	105	42	264	114	25	22	1,419	365	(305)	(116)
Total	105	55	264	114	25	22	1,422	368	(353)	(158)

Current	105	55	-	-	25	22	1,340	368
Non-current	-	-	264	114	-	-	82	-

(i)	As of September 30, 2022, the amount recorded in other assets is substantially composed of R$161 related to balance receivable from the sale of assets and R$84 to the indemnification process agreed in the separation agreement between the companies occurred on December 14, 2020. The amount recorded in other liabilities is substantially composed of R$1,192 related to the acquisition of the commercial points and R$200 to the indemnification process and refunds agreed in the separation agreement between the parties.

Schedule of statement of profit or loss
	Base salary		Variable compensation		Stock option plan		Total
	2022	2021	2022	2021	2022	2021	2022	2021
Board of director	28,504	21,896	-	-	4,306	5,408	32,810	27,304
Director and Executive officers	43,491	18,162	19,484	10,864	11,939	5,334	74,914	34,360
Fiscal council	455	202	-	-	-	-	455	202
	72,450	40,260	19,484	10,864	16,245	10,742	108,179	61,866